Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share Capital [Member]	Equity Settled Share-Based Compensation Reserve [Member]	Foreign Currency Translation Reserve [Member]	Investment Revaluation Reserve [Member]	Share Purchase Warrants [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 435,069	$ 56,197	$ 40,479	$ (107)	$ 2,466	$ (379,124)	$ 154,980
Balance, shares at Dec. 31, 2015	221,939,376
Shares issued pursuant to private placement, net of transaction costs	$ 1,264						1,264
Shares issued pursuant to private placement, net of transaction costs, shares	4,444,376
Shares issued pursuant to prospectus financing, net of transaction costs	$ 10,347						10,347
Shares issued pursuant to prospectus financing, net of transaction costs, shares	38,000,000
Shares issued on exercise of options per option plan	$ 503						$ 503
Shares issued on exercise of options per option plan, shares	548,869						(548,869)
Shares issued upon exercise of options not under option plan	$ 132						$ 132
Shares issued upon exercise of options not under option plan, shares	376,000
Shares issued upon exercise of warrants	$ 3,363						3,363
Shares issued upon exercise of warrants, shares	5,560,940
Warrants issued pursuant to private placement, net of transaction costs					703		703
Warrants issued pursuant to prospectus financing, net of transaction costs					5,683		5,683
Fair value allocated to shares issued on options exercised per plan	266	(266)
Fair value allocated to shares issued on options exercised not under option plan	98				(98)
Fair value and costs allocated to share capital on exercise of warrants	1,090				(1,090)
Cash settlement of equity-settled restricted share units
Share-based compensation		2,995					2,995
Net loss						(26,982)	(26,982)
Other comprehensive (loss) income net of tax			4,246	(105)			(4,141)
Total comprehensive loss							(31,123)
Balance at Dec. 31, 2016	$ 452,132	58,926	36,233	(2)	7,664	(406,106)	148,847
Balance, shares at Dec. 31, 2016	270,869,561
Shares issued on exercise of options per option plan	$ 1,756						$ 1,756
Shares issued on exercise of options per option plan, shares	1,277,200						(1,277,200)
Shares issued upon exercise of options not under option plan	$ 47						$ 47
Shares issued upon exercise of options not under option plan, shares	118,800
Shares issued upon exercise of warrants	$ 9,817						9,817
Shares issued upon exercise of warrants, shares	15,710,201
Fair value allocated to shares issued on options exercised per plan	$ 822	(822)
Fair value allocated to shares issued on options exercised not under option plan	44				(44)
Shares issued pursuant to bought deal financing, net of transaction costs	$ 45,887						45,887
Shares issued pursuant to bought deal financing, net of transaction costs, shares	20,240,000
Shares issued pursuant to restricted share unit plan	$ 49	(49)
Shares issued pursuant to restricted share unit plan, shares	22,094
Cash settlement of tax on issue of equity-settled restricted share units		(30)					(30)
Cash settlement of equity-settled restricted share units		(1,098)					(1,098)
Fair value and costs transferred to share capital on exercise of warrants	2,750				(2,750)
Fair value transferred to reserve on expiry of warrants		38			(38)
Share-based compensation		5,439					5,439
Net loss						64,865	(64,865)
Other comprehensive (loss) income net of tax			8,299				(8,299)
Total comprehensive loss							(73,164)
Balance at Dec. 31, 2017	$ 513,304	$ 62,404	$ 27,934	$ (2)	$ 4,832	$ (470,971)	$ 137,501
Balance, shares at Dec. 31, 2017	308,237,856